Loans, financing and debentures - Breakdown by type (Details) - BRL (R$) R$ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Current
Loans, financing and debentures	R$ 3,790,079	R$ 10,501,387
Interest on financing	1,058,621	1,541,312
Non-current funding	2,731,458	8,960,075
Non-current
Loans, financing and debentures	89,172,126	90,934,144
Interest on financing
Non-current funding	89,172,126	90,934,144
Borrowings	92,962,205	101,435,531	R$ 77,172,692
Interest on financing	1,058,621	1,541,312
Non-current funding	91,903,584	99,894,219
2026
Non-current
Loans, financing and debentures	1,073,254
2027
Non-current
Loans, financing and debentures	4,862,137
2028
Non-current
Loans, financing and debentures	7,657,456
2029
Non-current
Loans, financing and debentures	15,570,643
Later than five years and not later than six years
Non-current
Loans, financing and debentures	14,675,339
Later than six years [Member]
Non-current
Loans, financing and debentures	45,333,297
Foreign countries
Current
Current	2,767,961	9,607,427
Non-current
Non-current	66,274,125	73,397,488
Total	69,042,086	83,004,915
Country of domicile
Current
Current	1,022,118	893,960
Non-current
Non-current	22,898,001	17,536,656
Total	23,920,119	18,430,616
Borrowings	92,962,205	101,435,531
Bonds | Foreign countries
Non-current
Loans, financing and debentures	41,076,515
Bonds | Foreign countries | 2026
Non-current
Loans, financing and debentures
Bonds | Foreign countries | 2027
Non-current
Loans, financing and debentures
Bonds | Foreign countries | 2028
Non-current
Loans, financing and debentures	2,645,309
Bonds | Foreign countries | 2029
Non-current
Loans, financing and debentures	9,261,965
Bonds | Foreign countries | Later than five years and not later than six years
Non-current
Loans, financing and debentures	5,248,456
Bonds | Foreign countries | Later than six years [Member]
Non-current
Loans, financing and debentures	R$ 23,920,785
Bonds | Foreign countries | Fixed
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	5.00%
Current
Current	R$ 1,791,638	3,229,641
Non-current
Non-current	41,076,515	49,166,804
Total	42,868,153	52,396,445
Panda Bonds - CNH [Member] | Foreign countries
Non-current
Loans, financing and debentures	895,871
Panda Bonds - CNH [Member] | Foreign countries | 2026
Non-current
Loans, financing and debentures
Panda Bonds - CNH [Member] | Foreign countries | 2027
Non-current
Loans, financing and debentures	895,871
Panda Bonds - CNH [Member] | Foreign countries | 2028
Non-current
Loans, financing and debentures
Panda Bonds - CNH [Member] | Foreign countries | 2029
Non-current
Loans, financing and debentures
Panda Bonds - CNH [Member] | Foreign countries | Later than five years and not later than six years
Non-current
Loans, financing and debentures
Panda Bonds - CNH [Member] | Foreign countries | Later than six years [Member]
Non-current
Loans, financing and debentures
Panda Bonds - CNH [Member] | Foreign countries | Fixed
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	2.80%
Current
Current	R$ 21,805	4,224
Non-current
Non-current	895,871	1,016,331
Total	917,676	1,020,555
Export credits (“export prepayments”) | Foreign countries
Non-current
Loans, financing and debentures	17,378,400
Export credits (“export prepayments”) | Foreign countries | 2026
Non-current
Loans, financing and debentures	904,858
Export credits (“export prepayments”) | Foreign countries | 2027
Non-current
Loans, financing and debentures	3,329,057
Export credits (“export prepayments”) | Foreign countries | 2028
Non-current
Loans, financing and debentures	3,318,701
Export credits (“export prepayments”) | Foreign countries | 2029
Non-current
Loans, financing and debentures	3,773,879
Export credits (“export prepayments”) | Foreign countries | Later than five years and not later than six years
Non-current
Loans, financing and debentures	5,202,918
Export credits (“export prepayments”) | Foreign countries | Later than six years [Member]
Non-current
Loans, financing and debentures	R$ 848,987
Export credits (“export prepayments”) | Foreign countries | SOFR/Fixed
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	5.10%
Current
Current	R$ 834,064	6,236,806
Non-current
Non-current	17,378,400	16,283,736
Total	R$ 18,212,464	22,520,542
Export credits (“export prepayments”) | Country of domicile | Fixed
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	13.50%
Current
Current	R$ 12,238
Non-current
Non-current	327,022
Total	339,260
Assets Financing | Foreign countries
Non-current
Loans, financing and debentures	198,566
Assets Financing | Foreign countries | 2026
Non-current
Loans, financing and debentures	25,955
Assets Financing | Foreign countries | 2027
Non-current
Loans, financing and debentures	103,353
Assets Financing | Foreign countries | 2028
Non-current
Loans, financing and debentures	63,328
Assets Financing | Foreign countries | 2029
Non-current
Loans, financing and debentures	5,930
Assets Financing | Foreign countries | Later than six years [Member]
Non-current
Loans, financing and debentures
Assets Financing | Foreign countries | SOFR
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	3.00%
Current
Current	R$ 102,469	137,300
Non-current
Non-current	198,566	298,252
Total	301,035	435,552
Assets Financing | Country of domicile
Non-current
Loans, financing and debentures	42,935
Assets Financing | Country of domicile | 2026
Non-current
Loans, financing and debentures	4,722
Assets Financing | Country of domicile | 2027
Non-current
Loans, financing and debentures	19,113
Assets Financing | Country of domicile | 2028
Non-current
Loans, financing and debentures	19,033
Assets Financing | Country of domicile | 2029
Non-current
Loans, financing and debentures	R$ 67
Assets Financing | Country of domicile | CDI
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	15.50%
Current
Current	R$ 18,693	18,427
Non-current
Non-current	42,935	56,956
Total	61,628	75,383
ECA - Export Credit Agency | Foreign countries
Non-current
Loans, financing and debentures	1,718,297
ECA - Export Credit Agency | Foreign countries | Later than six years [Member]
Non-current
Loans, financing and debentures	R$ 1,718,297
ECA - Export Credit Agency | Foreign countries | SOFR
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	5.60%
Current
Current	R$ 17,862	7,297
Non-current
Non-current	1,718,297	769,702
Total	1,736,159	776,999
IFC - International Finance Corporation | Foreign countries
Non-current
Loans, financing and debentures	5,006,476
IFC - International Finance Corporation | Foreign countries | 2027
Non-current
Loans, financing and debentures	268,885
IFC - International Finance Corporation | Foreign countries | 2028
Non-current
Loans, financing and debentures	1,368,062
IFC - International Finance Corporation | Foreign countries | 2029
Non-current
Loans, financing and debentures	2,226,337
IFC - International Finance Corporation | Foreign countries | Later than five years and not later than six years
Non-current
Loans, financing and debentures	R$ 1,143,192
IFC - International Finance Corporation | Foreign countries | SOFR
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	5.30%
Current
Current	R$ (5,708)	(12,051)
Non-current
Non-current	5,006,476	5,858,208
Total	R$ 5,000,768	5,846,157
Others | Foreign countries | Fixed
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate
Current
Current	R$ 5,831	4,210
Non-current
Non-current		4,455
Total	R$ 5,831	8,665
BNDES - UMBNDES | Country of domicile | BNDES - UMBNDES
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	6.60%
Current
Current	R$ 3,179	157
Non-current
Non-current	456,915	157,555
Loans, financing and debentures	456,915
Total	460,094	157,712
BNDES - UMBNDES | Country of domicile | BNDES - UMBNDES | 2026
Non-current
Loans, financing and debentures	2,443
BNDES - UMBNDES | Country of domicile | BNDES - UMBNDES | 2027
Non-current
Loans, financing and debentures	9,771
BNDES - UMBNDES | Country of domicile | BNDES - UMBNDES | 2028
Non-current
Loans, financing and debentures	9,771
BNDES - UMBNDES | Country of domicile | BNDES - UMBNDES | 2029
Non-current
Loans, financing and debentures	9,771
BNDES - UMBNDES | Country of domicile | BNDES - UMBNDES | Later than five years and not later than six years
Non-current
Loans, financing and debentures	9,771
BNDES - UMBNDES | Country of domicile | BNDES - UMBNDES | Later than six years [Member]
Non-current
Loans, financing and debentures	R$ 415,388
BNDES – TJLP [Member] | Country of domicile | BNDES – TJLP
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	8.60%
Current
Current	R$ 88,569	100,556
Non-current
Non-current	33,754	101,587
Loans, financing and debentures	33,754
Total	122,323	202,143
BNDES – TJLP [Member] | Country of domicile | BNDES – TJLP | 2026
Non-current
Loans, financing and debentures	22,038
BNDES – TJLP [Member] | Country of domicile | BNDES – TJLP | 2027
Non-current
Loans, financing and debentures	3,700
BNDES – TJLP [Member] | Country of domicile | BNDES – TJLP | 2028
Non-current
Loans, financing and debentures	3,700
BNDES – TJLP [Member] | Country of domicile | BNDES – TJLP | 2029
Non-current
Loans, financing and debentures	3,700
BNDES – TJLP [Member] | Country of domicile | BNDES – TJLP | Later than five years and not later than six years
Non-current
Loans, financing and debentures	R$ 616
BNDES – TLP [Member] | Country of domicile | BNDES – TLP
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	12.90%
Current
Current	R$ 105,593	94,903
Non-current
Non-current	5,208,002	4,607,102
Loans, financing and debentures	5,208,002
Total	5,313,595	4,702,005
BNDES – TLP [Member] | Country of domicile | BNDES – TLP | 2026
Non-current
Loans, financing and debentures	40,873
BNDES – TLP [Member] | Country of domicile | BNDES – TLP | 2027
Non-current
Loans, financing and debentures	163,491
BNDES – TLP [Member] | Country of domicile | BNDES – TLP | 2028
Non-current
Loans, financing and debentures	160,656
BNDES – TLP [Member] | Country of domicile | BNDES – TLP | 2029
Non-current
Loans, financing and debentures	146,481
BNDES – TLP [Member] | Country of domicile | BNDES – TLP | Later than five years and not later than six years
Non-current
Loans, financing and debentures	378,465
BNDES – TLP [Member] | Country of domicile | BNDES – TLP | Later than six years [Member]
Non-current
Loans, financing and debentures	R$ 4,318,036
BNDES – SELIC [Member] | Country of domicile | BNDES – SELIC
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	16.20%
Current
Current	R$ 270,231	243,223
Non-current
Non-current	569,258	704,825
Loans, financing and debentures	569,258
Total	839,489	948,048
BNDES – SELIC [Member] | Country of domicile | BNDES – SELIC | 2026
Non-current
Loans, financing and debentures	70,987
BNDES – SELIC [Member] | Country of domicile | BNDES – SELIC | 2027
Non-current
Loans, financing and debentures	38,162
BNDES – SELIC [Member] | Country of domicile | BNDES – SELIC | 2028
Non-current
Loans, financing and debentures	38,162
BNDES – SELIC [Member] | Country of domicile | BNDES – SELIC | 2029
Non-current
Loans, financing and debentures	38,162
BNDES – SELIC [Member] | Country of domicile | BNDES – SELIC | Later than five years and not later than six years
Non-current
Loans, financing and debentures	38,162
BNDES – SELIC [Member] | Country of domicile | BNDES – SELIC | Later than six years [Member]
Non-current
Loans, financing and debentures	R$ 345,623
BNDES – TR | Country of domicile | BNDES – TR
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	4.30%
Current
Current	R$ 3,899	84
Non-current
Non-current	80,725	70,015
Loans, financing and debentures	80,725
Total	84,624	70,099
BNDES – TR | Country of domicile | BNDES – TR | 2026
Non-current
Loans, financing and debentures	1,378
BNDES – TR | Country of domicile | BNDES – TR | 2027
Non-current
Loans, financing and debentures	5,734
BNDES – TR | Country of domicile | BNDES – TR | 2028
Non-current
Loans, financing and debentures	5,734
BNDES – TR | Country of domicile | BNDES – TR | 2029
Non-current
Loans, financing and debentures	5,734
BNDES – TR | Country of domicile | BNDES – TR | Later than five years and not later than six years
Non-current
Loans, financing and debentures	5,734
BNDES – TR | Country of domicile | BNDES – TR | Later than six years [Member]
Non-current
Loans, financing and debentures	56,411
NCE ("Export Credit Notes") | Country of domicile
Non-current
Loans, financing and debentures	100,000
NCE ("Export Credit Notes") | Country of domicile | 2026
Non-current
Loans, financing and debentures
NCE ("Export Credit Notes") | Country of domicile | 2027
Non-current
Loans, financing and debentures	25,000
NCE ("Export Credit Notes") | Country of domicile | 2028
Non-current
Loans, financing and debentures	25,000
NCE ("Export Credit Notes") | Country of domicile | 2029
Non-current
Loans, financing and debentures	25,000
NCE ("Export Credit Notes") | Country of domicile | Later than five years and not later than six years
Non-current
Loans, financing and debentures	R$ 25,000
NCE ("Export Credit Notes") | Country of domicile | CDI
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	16.20%
Current
Current	R$ 4,122	3,027
Non-current
Non-current	100,000	100,000
Total	104,122	103,027
NCR ("Rural producer certificate") | Country of domicile
Non-current
Loans, financing and debentures	5,000,000
NCR ("Rural producer certificate") | Country of domicile | Later than five years and not later than six years
Non-current
Loans, financing and debentures	2,000,000
NCR ("Rural producer certificate") | Country of domicile | Later than six years [Member]
Non-current
Loans, financing and debentures	R$ 3,000,000
NCR ("Rural producer certificate") | Country of domicile | CDI
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	13.60%
Current
Current	R$ 187,281	312,652
Non-current
Non-current	5,000,000	2,000,000
Total	5,187,281	2,312,652
Debentures [Member] | Country of domicile
Non-current
Loans, financing and debentures	9,144,566
Debentures [Member] | Country of domicile | 2028
Non-current
Loans, financing and debentures
Debentures [Member] | Country of domicile | Later than five years and not later than six years
Non-current
Loans, financing and debentures	549,408
Debentures [Member] | Country of domicile | Later than six years [Member]
Non-current
Loans, financing and debentures	R$ 8,595,158
Debentures [Member] | Country of domicile | CDI/IPCA
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	13.70%
Current
Current	R$ 322,964	120,931
Non-current
Non-current	9,144,566	9,738,616
Total	9,467,530	9,859,547
Breakdown by maturity - non-current
Non-current
Loans, financing and debentures	89,172,126
Ecoinvest | Country of domicile | BNDES - UMBNDES
Non-current
Loans, financing and debentures	327,022
Ecoinvest | Country of domicile | BNDES - UMBNDES | 2026
Non-current
Loans, financing and debentures
Ecoinvest | Country of domicile | BNDES - UMBNDES | 2029
Non-current
Loans, financing and debentures	73,617
Ecoinvest | Country of domicile | BNDES - UMBNDES | Later than five years and not later than six years
Non-current
Loans, financing and debentures	73,617
Ecoinvest | Country of domicile | BNDES - UMBNDES | Later than six years [Member]
Non-current
Loans, financing and debentures	179,788
Rural Producer Note (CPR) | Country of domicile
Non-current
Loans, financing and debentures	1,934,824
Rural Producer Note (CPR) | Country of domicile | Later than six years [Member]
Non-current
Loans, financing and debentures	R$ 1,934,824
Rural Producer Note (CPR) | Country of domicile | CDI/IPCA
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	13.80%
Current
Current	R$ 5,349
Non-current
Non-current	1,934,824
Total	R$ 1,940,173